Commitments and Contingencies (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 USD ($)	Dec. 30, 2021 CNY (¥)	Nov. 30, 2019 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2019 CNY (¥) shares	Jan. 29, 2019 USD ($) shares	Jan. 29, 2019 CNY (¥) shares
Commitments and Contingencies [Line Items]
Number of units delivered (in Shares) | shares			80,000					80,000	90,000	90,000
Total amount mining machines (in Yuan Renminbi) | ¥								¥ 403.0		¥ 453.6
Total approximately amount mining machines			$ 58.0						$ 65.1
Defendant paid amount (in Yuan Renminbi) | ¥								13.0		380.0
Defendant approximately paid amount			2.0						54.5
Payment balance amount (in Yuan Renminbi) | ¥								¥ 282.0		¥ 73.6
Balance amount of approximately defendant paid amount			40.0						$ 10.6
Payment of goods		¥ 73.6	$ 272.0
Collected				$ 24.7	¥ 166.0	$ 16.0	¥ 106.0
Legal contingencies
Zhejiang Provisional Superior People’s Court [Member]
Commitments and Contingencies [Line Items]
Defendant paid amount (in Yuan Renminbi) | ¥					7.4
Collected				$ 1.1	¥ 7.4
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Respondent sought relief amount is not yet fully determined	$ 3.0